Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Equity
Share capital, shares outstanding (in shares)	170,968,092	169,821,192
Ordinary shares issued (in dollars per share)	$ 1.00	$ 1.00